Schedule of Deferred Tax Assets and Liabilities, Detailed (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 1,007,812
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	1,810,234
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	1,397,179
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	631,424
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	35,341
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	(226,784)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 11	111,803
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 12	(221,530)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 13	302,134
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 14	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 15	1,323,187
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 16	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 17	28,569
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 19	16,618
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 20	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 21	190,077
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 22	126,349
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 23	128,183
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 24	135,198
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 25	2,961,112
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 26	(100,435)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 27	4,021,449
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 28	(86,332)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 29	(2,860,677)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 30	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 31	(3,561,212)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 32	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 33	100,435
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 34	(100,435)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 35	460,237
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 36	$ (86,332)